SCHEDULE OF LEASE LIABILITIES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
At beginning of year	$ 6,324	$ 14,419
Addition in the year	34,740
Currency realignment	23	(653)
Interest charged (Note 20)	629	499
Payment made	(10,426)	(7,941)
At end of year	$ 31,290	$ 6,324